Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Compensation expense of key management personnel
Compensation expense for the Company’s key management personnel for the fiscal year ended December 31, 2020 and 2019 is as follows:

	2020	2019
	$	$
Salaries and benefits	2,443	2,057
Share-based compensation	562	1,995
	3,005	4,052